Kathleen M. Macpeak

1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

June 11, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    Nuveen California AMT-Free Quality Municipal Income Fund (File Nos. 333-225399 and 811-21212): Filing on Form N-2

Dear Sir or Madam:

On behalf of the Nuveen California AMT-Free Quality Municipal Income Fund (the “Fund”), we are filing Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. This filing is being made to (i) respond to comments received from the Staff to the Fund’s filing made on March 11, 2020; ii) update financial information; and iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak

Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001